Supplement to the
Fidelity® Enduring Opportunities Fund
December 30, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

IDF-SUSTK-0224-101 1.9910223.101	February 12, 2024